Acquisitions and disposals, 2019 (Details) - MXN ($) $ in Thousands		12 Months Ended
	Feb. 14, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%
Current assets [Abstract]
Other accounts receivable			$ 27,786
Other current assets			5,388
Total current assets			33,174
Non-current assets [Abstract]
Property			339,038
Total assets			372,212
Short-term liabilities [Abstract]
Other accounts payable			25,243
Total short-term liabilities			25,243
Long-term liabilities [Abstract]
Deferred income tax			58,920
Total liabilities			84,163
Total net assets			288,049
Consideration transferred			567,793
Gain on the disposition of subsidiaries		$ 451	279,744	$ 111,484
Acquisition of subsidiaries [Abstract]
Percentage of remaining capital stock acquired	50.00%
Snekke, S.A. de C.V. [Member]
Current assets [Abstract]
Other accounts receivable			27,786
Other current assets			5,388
Total current assets			33,174
Non-current assets [Abstract]
Property			339,038
Total assets			372,212
Short-term liabilities [Abstract]
Other accounts payable			25,243
Total short-term liabilities			25,243
Long-term liabilities [Abstract]
Deferred income tax			58,920
Total liabilities			84,163
Total net assets			288,049
Consideration transferred			543,184
Gain on the disposition of subsidiaries			$ 255,135
Bamorau Servicios, S.A.P.I. de C.V. [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries			100.00%
Current assets [Abstract]
Other accounts receivable			$ 0
Other current assets			0
Total current assets			0
Non-current assets [Abstract]
Property			0
Total assets			0
Short-term liabilities [Abstract]
Other accounts payable			0
Total short-term liabilities			0
Long-term liabilities [Abstract]
Deferred income tax			0
Total liabilities			0
Total net assets			0
Consideration transferred			24,609
Gain on the disposition of subsidiaries			$ 24,609
Services & Solutions Optimus, S. de R.L. de C.V.
Acquisition of subsidiaries [Abstract]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Amounts recognized as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Fair value of the consideration transferred	$ 51,126
Recognized amounts of identifiable net assets [Abstract]
Cash and cash equivalents	671
Other current assets	8,703
Land	122,481
Construction in progress	23,595
Total identifiable assets	155,450
Accounts payable	113,777
Other liabilities	373
Total liabilities assumed	114,150
Identifiable net assets	41,300
Goodwill on acquisition	9,826
Consideration transferred settled in cash	51,126
Cash and cash equivalents acquired receive on acquisition	(671)
Net cash outflow on acquisition	$ 50,455